PROVISIONS - Sensitivities (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
PROVISIONS
Percentage change in discount rate used to arrive at provision for decommissioning, restoration and rehabilitation costs	1.00%	1.00%
1% Increase	$ (1,497)	$ (1,919)
1% Decrease	$ 2,113	$ 2,806